Note 40 (Tables)	12 Months Ended
Dec. 31, 2024
Fee and commission income and expenses [Abstract]
Fee and commission income [Table Text Block]
The breakdown of the balance under these headings in the consolidated income statements is as follows:

Fee and commission income. Breakdown by origin (Millions of Euros)
	2024	2023	2022 ⁽¹⁾
Bills receivables	21	24	26
Demand accounts	300	300	424
Credit and debit cards and POS ⁽²⁾	7,106	4,665	3,499
Checks	166	175	162
Transfers and other payment orders	961	862	812
Insurance product commissions	461	384	261
Loan commitments given	322	307	259
Other commitments and financial guarantees given	530	471	420
Asset management	1,685	1,407	1,228
Securities fees	360	345	266
Custody securities	221	207	193
Other fees and commissions	902	751	711
Total	13,036	9,899	8,260
(1) Amounts corresponding to 2022 have been restated according to IFRS 17 (see Note 1.3).
(2) Points of Sale.

Fees and commission expense [Table Text Block]
The breakdown of fee and commission expense under this heading in the consolidated income statements is as follows:

Fee and commission expense. Breakdown by origin (Millions of Euros)
	2024	2023	2022 ⁽¹⁾
Demand accounts	7	6	5
Credit and debit cards and POS ⁽²⁾	3,534	2,337	1,884
Transfers and other payment orders	153	156	132
Commissions for selling insurance	47	40	54
Custody securities	101	111	92
Other fees and commissions	1,206	961	721
Total	5,048	3,611	2,888
(1) Amounts corresponding to 2022 have been restated according to IFRS 17 (see Note 1.3).
(2) Points of Sale